STOCKHOLDERS DEFICIT (Table)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS DEFICIT
Summary of Stock Warrant Information
	Outstanding Awards	Weighted Average Grant Date Fair Value	Weighted Average Exercise price
Outstanding at December 31, 2021	-	-	-
Granted	6,219,863	4.21	5.01
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding at December 31, 2022	6,219,863	$4.21	$5.01
Exercisable at December 31, 2022	6,137,250	$4.21	$5.00

Schedule Of Stock Options
	Outstanding Awards	Weighted Average Grant Date Fair Value	Weighted Average Exercise price
Outstanding at December 31, 2020	-	$-	$-
Granted	2,100	4.36	5.95
Exercised	-	-	-
Forfeited and cancelled	-	-	-
Outstanding at December 31, 2021	2,100	$4.36	$5.95
Granted	72,660	4.16	9.00
Exercised	-	-	-
Forfeited and cancelled	(14,910)	(4.36)	(6.19)
Outstanding at December 31, 2022	59,850	$4.15	$9.11
Exercisable at December 31, 2022	18,189	$4.15	$8.40